Related Party Transactions and Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ms. Leong Kah Yee [Member]
Related Party Transactions and Balances [Line Items]
Percentage of bears interest	10.00%
January 1, 2023 to December 31, 2028 [Member] | Mr. Tsai Yi Yang [Member]
Related Party Transactions and Balances [Line Items]
Lease rental payments	$ 9,642	$ 9,348	$ 9,636
August 1, 2024 to July 31, 2029 [Member] | Mr. Tsai Yi Yang [Member]
Related Party Transactions and Balances [Line Items]
Lease rental payments	14,655	$ 5,920
January 1, 2025 to December 31, 2030 [Member] | Mr. Tsai Yi Yang [Member]
Related Party Transactions and Balances [Line Items]
Lease rental payments	$ 5,510